                                   [GRAPHIC]

                              Smith Barney
                              New Jersey
                              Municipals
                              Fund Inc.

                              ------------------
                              SEMI-ANNUAL REPORT
                              ------------------

                              September 30, 1998


                       [LOGO] Smith Barney Mutual Funds
                              Investing for your future.
                              Every day.(R)

Smith Barney                [PHOTO]       [PHOTO]
New Jersey
Municipals                  HEATH B.      LAWRENCE T.
Fund Inc.                   MCLENDON      MCDERMOTT

                            Chairman      Vice President and
                                          Investment Officer
Dear Shareholder:

        We are pleased to provide the semi-annual report for the Smith Barney New Jersey Municipals Fund Inc. ("Fund") for the period ended September 30,1998. In this report,we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six months ended September 30,1998,the Class A shares of the Fund had a total return of 4.65% outperforming its Lipper Analytical Services,Inc. peer group average total return of 4.39% for the same period. (Lipper is an independent fund-tracking organization.) Over the six months covered by the report,the Fund distributed income dividends totaling $0.35 per Class A share. Based on its net asset value ("NAV") of $13.71 as of September 30,1998 and the current monthly income distribution per share of $0.055 for Class A shares,this equates to an annualized yield of 4.81%. For a New Jersey State resident in the combined federal and state income tax bracket of 42.37%,the Fund's tax-free yield of 4.81% is equivalent to a taxable yield of 8.35%. (This figure assumes a federal income tax bracket of 36% which according the Internal Revenue Service constitutes 10% of all U.S. taxpayers.)

Market and Economic Overview

The municipal bond market has continued to benefit from the U.S. economy's persistent strength. We expect this year's municipal bond issuance to be heavy and come close to the record set in 1993,a year when approximately $290 billion in new debt was issued. Attractive low rates combined with the ongoing infrastructural needs of many municipalities are,in our view,some of the reasons why so many municipal bonds have been issued lately.

Attractive low interest rates have been an incentive for state and local governments to refinance older,high interest rate debt. In addition,when interest rates are low,it is easier to get voter approval to fund ongoing infrastructure construction such as school and healthcare facilities.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   1

The globalization of the U.S. economy has made it more vulnerable to foreign difficulties. In our opinion,the dominant theme in the financial markets continues be what impact,if any,the problems in Asia and Russia will have on the U.S. economy and future corporate earnings. During the reporting period,strong demand for U.S. Treasurys was fueled by a classic flight to safety amidst rising investor uncertainty. While municipal bond prices have been mostly flat,the prices of U.S. Treasurys have gone higher and their yields have declined to historic levels. Tax-exempt bonds have participated in this rally,albeit at a somewhat subdued pace.

With stock market volatility on the rise and anxiety about the global economy increasing,the Federal Reserve Board ("Fed") changed its monetary policy from one of vigilance against inflation to one of combating deflation. (Deflation is when prices actually fall. Deflation should not be confused with disinflation. Disinflation is the slowing down of the rate at which prices increase.) The Federal Open-Market Committee,the committee that sets interest rate and credit policies for the Federal Reserve System,lowered the federal-funds rate 25 basis points on September 29, 1998. (A basis point is a means of expressing yield as a percentage. Each basis point is 1/100 of 1%. The federal-funds rate is an overnight bank lending rate that is a benchmark for other short-term interest rates.) After the close of the reporting period,the Fed took an unexpected action of cutting short-term interest rates again by another 25 basis points on October 15,1998. The second Fed rate cut came as a surprise to many investment professionals.

We think that the tax-exempt market,which has been lagging versus the U.S. Treasurys market in 1998,should experience stable to lower interest rates as municipal bond volume slows in the coming year. Moreover,we believe the after-tax attractiveness of municipal bonds should become more apparent to individual investors in the days ahead.

New Jersey Economic Highlights

New Jersey's general obligation rating is unchanged at Aa1 by Moody's Investors Service Inc. and their outlook on the Garden State has changed from negative to stable. This is due to New Jersey's growing economy which has caused a balance between recurring revenues and expenditures. While New Jersey remains a wealthy state with a diversified economy,its debt burden is moderate. And New Jersey still ranks as the second-highest state in average income per family and per person,trailing only Connecticut.

We continue to favor select New Jersey education and hospital municipal bonds. Demographic changes such as an older student population and aging schools have made it easier for New Jersey officials to get approval for more education bond issuance. Hospitals in New Jersey (and nationally as well) have become better-run businesses and cost containment has been successfully implemented. In addition,recent technological developments have enabled many hospitals to accurately monitor their own financial health and that has been generally positive for the entire industry.

--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

Fund's Investment Strategy

The investment objective of the Fund is to provide New Jersey investors with as high a level of dividend income exempt from Federal income tax and New Jersey state personal income tax as is consistent with prudent investment management and the preservation of capital. The Fund's manager is supported by an experienced credit analysis team that utilizes extensive research to identify what they believe to be undervalued issues with less risk potential. Over the period covered by this report,the Fund continues to focus on high-quality issues and remains broadly diversified across various sectors.

As of September 30,1998,82% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard and Poor's Ratings Services or Moody's Investors Service Inc.,and just over 57% of the Fund's portfolio was invested in AAA-rated bonds,the highest rating. (Standard and Poor's Ratings Services and Moody's Investors Service are two major credit reporting and bond rating agencies.) The Fund's largest holdings are concentrated in hospital bonds (24.2%),education bonds (16.0%) and utility bonds (13.9%). The Fund's average weighted maturity was 20.4 years as of September 30,1998.

Municipal Bond Market Outlook

Going forward,we are optimistic about the attractiveness of the tax-exempt bond market. We expect that the Fed will lower interest rates at least one more time in 1998,and if the U.S. economy remains sluggish,we believe that the Fed will lower rates again in the first half of 1999. We expect a moderately expanding U.S. economy while the Fed continues to monitor the U.S. economy closely for signs of either inflationary or deflationary pressures. While the ultimate effect of the worsening Asian and Russian crisis remains unknown,municipal bonds are yielding almost as much as U.S. Treasurys,giving investors tax-exempt income with a competitive yield. At current levels,we believe that tax-exempt securities represent good relative values.

In closing,thank you for investing in the Smith Barney New Jersey Municipals Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon                  /s/ Lawrence T. McDermott

Heath B. McLendon                      Lawrence T. McDermott
Chairman                               Vice President and
                                       Investment Officer
October 26, 1998


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   3

================================================================================
Historical Performance -- Class A Shares
================================================================================

                                  Net Asset Value
                              -----------------------
                              Beginning        End       Income     Capital Gain     Return          Total
Period Ended                  of Period     of Period   Dividends   Distributions   of Capital     Returns(1)
=============================================================================================================
9/30/98                         $13.44       $13.71       $0.35         $0.00         $0.00            4.65%+
-------------------------------------------------------------------------------------------------------------
3/31/98                          12.92        13.44        0.71          0.06          0.00           10.20
-------------------------------------------------------------------------------------------------------------
3/31/97                          12.88        12.92        0.68          0.00          0.00            5.74
-------------------------------------------------------------------------------------------------------------
3/31/96                          12.62        12.88        0.70          0.00          0.00            7.77
-------------------------------------------------------------------------------------------------------------
3/31/95                          12.55        12.62        0.70          0.00          0.00            6.37
-------------------------------------------------------------------------------------------------------------
3/31/94                          13.16        12.55        0.70          0.15          0.00            1.66
-------------------------------------------------------------------------------------------------------------
3/31/93                          12.44        13.16        0.75          0.14          0.01           13.49
-------------------------------------------------------------------------------------------------------------
3/31/92                          12.17        12.44        0.77          0.13          0.04           10.22
-------------------------------------------------------------------------------------------------------------
3/31/91                          11.92        12.17        0.83          0.05          0.01            9.89
-------------------------------------------------------------------------------------------------------------
3/31/90                          11.67        11.92        0.82          0.03          0.00            9.62
-------------------------------------------------------------------------------------------------------------
Inception(*) - 3/31/89           11.40        11.67        0.82          0.01          0.00            9.84+
=============================================================================================================
Total                                                     $7.83         $0.57         $0.06
=============================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                                  Net Asset Value
                              -----------------------
                              Beginning        End       Income     Capital Gain     Return          Total
Period Ended                  of Period     of Period   Dividends   Distributions   of Capital     Returns(1)
=============================================================================================================
9/30/98                         $13.44       $13.70       $0.31         $0.00         $0.00            4.31%+
-------------------------------------------------------------------------------------------------------------
3/31/98                          12.92        13.44        0.64          0.06          0.00            9.66
-------------------------------------------------------------------------------------------------------------
3/31/97                          12.88        12.92        0.62          0.00          0.00            5.23
-------------------------------------------------------------------------------------------------------------
3/31/96                          12.62        12.88        0.63          0.00          0.00            7.20
-------------------------------------------------------------------------------------------------------------
3/31/95                          12.55        12.62        0.62          0.00          0.00            5.76
-------------------------------------------------------------------------------------------------------------
3/31/94                          13.16        12.55        0.63          0.15          0.00            1.15
-------------------------------------------------------------------------------------------------------------
Inception(*) - 3/31/93           12.75        13.16        0.27          0.14          0.01            6.60+
=============================================================================================================
Total                                                     $3.72         $0.35         $0.01
=============================================================================================================

================================================================================
Historical Performance -- Class L Shares(2)
================================================================================

                                  Net Asset Value
                              -----------------------
                              Beginning        End       Income     Capital Gain     Return          Total
Period Ended                  of Period     of Period   Dividends   Distributions   of Capital     Returns(1)
=============================================================================================================
9/30/98                         $13.43       $13.70       $0.30         $0.00         $0.00            4.33%+
-------------------------------------------------------------------------------------------------------------
3/31/98                          12.92        13.43        0.63          0.06          0.00            9.50
-------------------------------------------------------------------------------------------------------------
3/31/97                          12.88        12.92        0.61          0.00          0.00            5.17
-------------------------------------------------------------------------------------------------------------
3/31/96                          12.62        12.88        0.63          0.00          0.00            7.17
-------------------------------------------------------------------------------------------------------------
Inception(*) - 3/31/95           11.86        12.62        0.18          0.00          0.00            8.01+
=============================================================================================================
Total                                                     $2.35         $0.06         $0.00
=============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

================================================================================
Average Annual Total Return
================================================================================

                                                  Without Sales Charge(1)
                                           -------------------------------------
                                           Class A         Class B    Class L(2)
================================================================================
Six Months Ended 9/30/98+                   4.65%           4.31%       4.33%
--------------------------------------------------------------------------------
Year Ended 9/30/98                          8.57            7.95        7.99
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                    5.79            5.23         N/A
--------------------------------------------------------------------------------
Ten Years Ended 9/30/98                     8.23             N/A         N/A
--------------------------------------------------------------------------------
Inception* through 9/30/98                  8.53            6.76        9.07
================================================================================

                                                  Without Sales Charge(3)
                                           -------------------------------------
                                           Class A         Class B    Class L(2)
================================================================================
Six Months Ended 9/30/98+                   0.46%          (0.19)%      2.25%
--------------------------------------------------------------------------------
Year Ended 9/30/98                          4.21            3.45        5.95
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                    4.94            5.07         N/A
--------------------------------------------------------------------------------
Ten Years Ended 9/30/98                     7.79             N/A         N/A
--------------------------------------------------------------------------------
Inception* through 9/30/98                  8.10            6.76        8.78
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                    Without Sales Charge(1)
================================================================================
Class A (9/30/88* through 9/30/98)                         120.55%
--------------------------------------------------------------------------------
Class B (Inception* through 9/30/98)                        47.15
--------------------------------------------------------------------------------
Class L (Inception* through 9/30/98)(2)                     39.09
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)     On June 12, 1998, Class C shares were renamed Class L shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
  * Inception dates for Class A, B and L shares are April 22, 1988, November 6, 1992 and December 13, 1994, respectively.
  + Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   5

================================================================================
Historical Performance (unaudited)
================================================================================

              Growth of $10,000 Invested in Class A Shares of the
                 Smith Barney New Jersey Municipals Fund Inc.
                   vs. Lehman Brothers Municipal Bond Index+

                         September 1988 -- September 1998

                             [GRAPH APPEARS HERE]

                      Smith Barney
                       New Jersey                   Lehman Bros. Municipal
                   Municipals Fund Inc                    Bond Index

9/30/88                   9600                              10000
  3/89                    9889                              10254
  3/90                   10840                              11336
  3/91                   11912                              12381
  3/92                   13128                              13618
  3/93                   14899                              15322
  3/94                   15146                              15678
  3/95                   16111                              16844
  3/96                   17362                              18256
  3/97                   18360                              19250
  3/98                   20232                              21312
9/30/98                  21172                              22301


+ Hypothetical illustration of $10,000 invested in Class A shares on September 30, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through September 30, 1998. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million dated since January 1991. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

================================================================================
Portfolio Highlights (unaudited)                              September 30, 1998
================================================================================

Portfolio Breakdown

---------------------------------------------
Water & Sewer                            1.5%
---------------------------------------------
Education                               16.0%
---------------------------------------------
Industrial Development                  13.4%
---------------------------------------------
Pollution Control                        3.2%
---------------------------------------------
Housing                                  5.9%
---------------------------------------------
Transportation                           6.0%
---------------------------------------------
Solid Waste                              1.7%
---------------------------------------------
Life Care                                0.8%
---------------------------------------------
General Obligation                       8.5%
---------------------------------------------
Hospital                                24.2%
---------------------------------------------
Utilities                               13.9%
---------------------------------------------
Other                                    4.9%
---------------------------------------------

Summary of Investments by Combined Ratings


                                   Standard &           Percentage of
 Moody's          and/or             Poor's           Total Investments
--------------------------------------------------------------------------------
   Aaa                                AAA                   57.5%
   Aa                                 AA                     8.0
    A                                  A                     2.6
   Baa                                BBB                   14.1
   Ba                                 BB                     4.1
   B                                  B                      0.8
VMIG 1                                A-1                    0.6
   NR                                 NR                    12.3
                                                           -----
                                                           100.0%
                                                           =====


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   7

================================================================================
Schedule of Investments (unaudited)                           September 30, 1998
================================================================================

    FACE
   AMOUNT     RATING                              SECURITY                                     VALUE
======================================================================================================
Education -- 16.0%
                              East Orange Board of Education, COP, FSA-Insured:
$ 1,300,000   AAA               5.000% due 2/1/14                                           $1,332,500
  1,400,000   AAA               Zero coupon bond due 8/1/14                                    666,750
  1,000,000   AAA               Zero coupon bond due 8/1/15                                    451,250
  1,845,000   AAA               Zero coupon bond due 2/1/19                                    689,569
  2,845,000   AAA               Zero coupon bond due 2/1/23                                    860,612
  1,000,000   AAA               Zero coupon bond due 8/1/23                                    296,250
  2,845,000   AAA               Zero coupon bond due 2/1/27                                    707,693
    750,000   AAA             Hamilton Township Board of Education, FSA-Insured,
                                7.000% due 12/15/15                                            820,312
    500,000   AAA             Jersey City, (Hudson County), Fiscal Year Adjustment
                                Bonds, Series 1991 B, FSA-Insured,
                                8.400% due 5/15/06                                             645,000
    650,000   AAA             Lakewood Township School District, AMBAC-Insured,
                                Bank Qualified, Series 92, 6.250% due 2/15/11                  771,063
                              Montgomery Township Board of Education,
                                COP, MBIA-Insured:
  1,000,000   Aaa*                4.750% due 9/1/18                                            980,000
  1,100,000   Aaa*                4.875% due 9/1/23                                          1,093,125
                              New Jersey EDR:
  1,000,000   AAA               Educational Testing Service, MBIA-Insured, Series E,
                                  6.000% due 5/15/25                                         1,111,250
    575,000   Aa3*              Princeton Montessori Society, LOC, Banque National
                                  De Paris, Series S, 6.500% due 6/1/12                        615,969
                              New Jersey State Educational Facilities,
                                Financing Authority Revenue:
  1,000,000   NR                  Caldwell College, Series A, 7.250% due 7/1/25              1,087,500
  2,700,000   NR                  Fairleigh Dickinson University, Series C,
                                    6.625% due 7/1/23                                        2,821,500
                                  Monmouth University, Series D:
    425,000   BBB                   5.125% due 7/1/18                                          426,594
    550,000   BBB                   5.125% due 7/1/24                                          549,313
  3,000,000   AAA                 Princeton Theological, Series A, 5.000% due 7/1/22         3,041,250
  4,365,000   AAA                 Richard Stockton College, AMBAC-Insured, Series F,
                                    5.400% due 7/1/21                                        4,550,513
  1,250,000   AAA                 Seton Hall University Project, AMBAC-Insured,
                                    Series F, 5.000% due 7/1/21                              1,275,000
                                  St. Peters College, Series B:
  1,000,000   BBB                   5.375% due 7/1/18                                        1,021,250
  2,000,000   BBB                   5.500% due 7/1/27                                        2,055,000
                                  Stevens Institute of Technology, Series I:
  1,000,000   A                     5.000% due 7/1/28                                        1,003,750
  1,000,000   A                     5.000% due 7/1/28                                        1,000,000


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                Septemer 30, 1998
================================================================================

    FACE
   AMOUNT    RATING                                     SECURITY                                       VALUE
=============================================================================================================
Education -- 16.0% (continued)
$ 2,385,000    AAA             New Jersey State Higher Educational Assistance
                                  Authority, Student Loan Revenue, New Jersey Class
                                  Loan Program, Series A, MBIA-Insured,
                                  5.800% due 6/1/16(a)                                             $2,534,063
  2,200,000    AAA             Perth Amboy, N.J. Board of Education, FSA-Insured,
                                  5.000% due 12/15/17                                               2,233,000
                                Rutgers State University:
    600,000    AA                Refunding, Series 92A, 6.400% due 5/1/13                             713,250
                                  Series U:
  1,810,000    AA                  5.000% due 5/1/20                                                1,828,100
  1,905,000    AA                  5.000% due 5/1/21                                                1,924,050
-------------------------------------------------------------------------------------------------------------
                                                                                                   39,105,476
-------------------------------------------------------------------------------------------------------------
General Obligation-- 8.5%
  2,500,000    AAA             Atlantic County COP, Public Facilities Lease Agreements,
                                  FGIC-Insured, 7.400% due 3/1/09(b)                                3,159,375
  1,340,000    AAA             Bayonne GO, FGIC-Insured, 6.125% due 5/1/14                          1,477,350
    665,000    AAA             Belvedere GO, AMBAC-Insured, 7.300% due 12/1/14                        705,731
    880,000    AAA             Greenwich Township Board of Education, FSA-Insured,
                                  5.000% due 1/15/17                                                  889,900
    200,000    AAA             Hudson County GO, FGIC-Insured, 6.550% due 7/1/10                      243,000
  1,000,000    AAA             Lumberton Township School District, COP, MBIA-Insured,
                                  6.100% due 10/1/13                                                1,083,750
                                Morris Township GO:
    550,000    AA                6.550% due 7/1/09                                                    668,937
    550,000    AA                6.550% due 7/1/10                                                    670,312
    500,000    AA                6.550% due 7/1/11                                                    613,125
  2,500,000    AA+             New Jersey State GO, Series D,
                                  8.000% due 2/15/07                                                3,206,250
  1,500,000    AAA             North Bergen Township Capital Appreciation, FSA-Insured,
                                  8.000% due 8/15/07                                                1,944,375
                                Parsippany-Troy Hills Township GO, MBIA-Insured:
    550,000    AAA               5.000% due 12/1/16                                                   564,438
    565,000    AAA               5.000% due 12/1/17                                                   572,063
                                Randolph Township School District, GO, FGIC-Insured:
  1,000,000    AAA               5.000% due 8/1/17                                                  1,011,250
  1,000,000    AAA               5.000% due 8/1/18                                                  1,008,750
    500,000    AAA             South Amboy GO, Unlimited, MBIA-Insured,
                                  6.375% due 12/1/10                                                  553,125
    854,000    AAA             Weehawken Township GO, FSA-Insured,
                                  6.350% due 7/1/07                                                   926,590
                                West Windsor/Plainsboro GO, Regional School District:
    180,000    AA                6.750% due 4/1/06                                                    212,625
    490,000    AA                6.750% due 4/1/07                                                    586,162

                 See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   9

Schedule of Investments (unaudited) (continued)              September 30, 1998

    FACE
   AMOUNT     RATING                               SECURITY                                           VALUE
============================================================================================================
General Obligation -- 8.5% (continued)
$   435,000   AA              6.800% due 4/1/08                                                   $  526,894
    170,000   AA              6.800% due 4/1/09                                                      209,525
------------------------------------------------------------------------------------------------------------
                                                                                                  20,833,527
------------------------------------------------------------------------------------------------------------
Hospital --   24.2%
                             Camden County Improvement Authority Revenue:
  3,775,000   Baa2*              Health Care Redevelopment Project, (Cooper Health),
                                 5.875% due 2/15/15                                                3,992,062
                               Health Systems, Catholic Health East, Series B,
                                 AMBAC-Insured:
  1,000,000   AAA                 5.000% due 11/15/18                                              1,013,750
    750,000   AAA                 5.000% due 11/15/28                                                755,625
  2,500,000   AAA           New Jersey EDA, Nursing Home Revenue, RWJ Health
                               Care Corp., FSA-Insured, 6.500% due 7/1/24                          2,796,875
                             New Jersey Health Care Facilities Financing
                               Authority Revenue:
                                 Bayonne Hospital Obligation Group, FSA-Insured:
  1,300,000   Aaa*                  4.750% due 7/1/18                                              1,301,625
  2,250,000   Aaa*                  4.750% due 7/1/27                                              2,224,688
                                 Burdett Tomlin Memorial Hospital, Series D,
                                   FGIC-Insured:
  1,400,000   AAA                    6.500% due 7/1/12                                             1,517,250
    850,000   AAA                    6.500% due 7/1/21                                               916,938
  2,500,000   AAA               Cathedral Health Services Inc., MBIA/FHA-Insured,
                                     5.250% due 8/1/21                                             2,575,000
                                 Columbus Hospital, Series A:
    600,000   Ba2*                   7.200% due 7/1/01                                               612,150
  1,000,000   Ba2*                   7.500% due 7/1/21                                             1,048,750
  2,300,000   Baa2*                Deborah Heart & Lung Center, 6.300% due 7/1/23                  2,466,750
    750,000   BBB+              East Orange General Hospital, Series B,
                                   7.750% due 7/1/20                                                 798,750
                                 Hackensack University Medical Center, Series A,
                                   MBIA-Insured:
  1,500,000   AAA                    5.000% due 1/1/18                                             1,518,750
  3,500,000   AAA                    5.000% due 1/1/21                                             3,526,250
  1,250,000   AAA                    5.200% due 1/1/28                                             1,278,125
  4,500,000   AAA               Irvington General Hospital, FHA-Insured,
                                   6.375% due 8/1/15                                               4,995,000
                                 Medical Center at Princeton, AMBAC-Insured:
  1,500,000   AAA                 5.000% due 7/1/23                                                1,524,375
  1,000,000   AAA                 5.000% due 7/1/28                                                1,012,500
    825,000   AAA               Medical Center of Ocean County, Series C,
                                   FSA-Insured, 6.750% due 7/1/20                                    895,125
    825,000   AAA               Muhlenberg Regional Medical Center, Series A,
                                   AMBAC-Insured, 8.000% due 7/1/18                                  850,426

                      See Notes to Financial Statements
--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 1998
================================================================================

  FACE
 AMOUNT         RATING                             SECURITY                                         VALUE
=============================================================================================================
Hospital -- 24.2%  (continued)
$ 2,750,000     AAA           Newark Beth Israel Medical Center, FSA-Insured,
                                 6.000% due 7/1/24                                                $ 3,000,938
    370,000     Ba3*             Newcomb Medical Center, Series A,
                                 7.875% due 7/1/03                                                    391,738
  1,000,000     BBB+          Pascack Valley Hospital, Series 91,
                                 6.700% due 7/1/11                                                  1,068,750
  3,700,000     AAA           Raritan Bay Medical Center, MBIA-Insured,
                                 7.250% due 7/1/27                                                  3,945,125
  1,150,000     AAA           Somerset Medical Center, Series A, FGIC-Insured,
                                 5.200% due 7/1/24                                                  1,170,125
  2,000,000     Baa1*         Southern Ocean County Hospital, 6.250% due 7/1/23                     2,157,500
  2,000,000     BBB           St. Elizabeth's Hospital, 6.000% due 7/1/14                           2,155,000
  2,750,000     BBB+          St. Mary Hospital, 5.875% due 7/1/12                                  2,870,313
  2,500,000     Aaa*          St. Barnabas Medical Center, Series A, MBIA-Insured,
                                 5.000% due 7/1/23                                                  2,515,625
    640,000     AAA           Wayne General Hospital, Series B, FHA-Insured,
                                 5.750% due 8/1/11                                                    684,000
  1,500,000     AAA       University Medicine & Dentistry, Series A, MBIA-Insured,
                             5.000% due 9/1/22                                                      1,516,875
-------------------------------------------------------------------------------------------------------------
                                                                                                   59,096,753
-------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.5%
    650,000     BBB+      Essex County Improvement Authority,
                             Lease Revenue Bonds, 6.600% due 4/1/14                                   709,313
  1,500,000     AAA       Newark Housing Financing Corp., Mortgage Revenue,
                             Refunding, Manor Apartments, Series A, FHA-Insured,
                             7.500% due 2/15/24                                                     1,661,250
                           New Jersey State Housing & Mortgage Finance Agency,
                             Multi-Family Housing Revenue:
  2,550,000     AAA           Presidential Plaza, Series 1, FHA-Insured,
                                 7.000% due 5/1/30(b)                                               2,785,875
  1,000,000     AA            Regency Park Project, GNMA Collateralized,
                                 Series H, 7.700% due 11/1/30                                       1,030,900
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,187,338
-------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 3.4%
                           New Jersey EDA Revenue, First Mortgage,
                             Keswick Pines:
  2,885,000     NR            5.700% due 1/1/18                                                     2,903,031
  2,800,000     NR            5.750% due 1/1/24                                                     2,807,000
  1,940,000     AAA       New Jersey State Housing & Mortgage Finance Agency
                             Revenue, MBIA-Insured, Series R,
                             5.750% due 4/1/17(b)                                                   2,080,650
    425,000     AAA       Virgin Islands HFA, Single-Family Mortgage,
                           GNMA-Collateralized, 6.500% due 3/1/25(a)                                  456,344
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,247,025
-------------------------------------------------------------------------------------------------------------

                 See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  11

================================================================================
Schedule of Investments (unaudited)(continued)                September 30, 1998
================================================================================

    FACE
   AMOUNT                 RATING                               SECURITY                               VALUE
==============================================================================================================
Industrial Development -- 13.4%
                              New Jersey EDA, EDR:
$   970,000     Aa3*            Economic Growth Bonds, LOC, Banque National
                                   De Paris, 6.550% due 12/1/07(a)                                 $ 1,041,537
  1,500,000     BB+             Electric Revenue, Vineland Cogeneration LP,
                                   7.875% due 6/1/19(a)                                              1,655,625
  1,000,000     AAA             Miscellaneous Revenue, State Contract, FSA-Insured,
                                   6.000% due 3/15/21                                                1,073,750
  1,000,000     A+              Nursing Home Revenue, Morris Hall-St. Lawerence,
                                   LOC, Corestates First Bank, 6.250% due 4/1/25                     1,075,000
  1,495,000     BBB+            Preston Trucking Co., 6.500% due 9/1/14                              1,648,238
  1,040,000     Aaa*            Series L, 7.100% due 12/1/11(a)                                      1,128,400
  1,500,000     BBB+            Terminal Revenue, GATX Terminal Corp., Series 1994,
                                   7.300% due 9/1/19                                                 1,728,750
  1,000,000     NR              Trane Division, 1990 Project, 9.500% due 9/1/00                      1,076,250
  1,500,000     NR              Zirbser-Greenbriar, 7.375% due 7/15/03                               1,618,125
                              New Jersey EDA, Revenue Refunding, Harrogate Inc.,
                                 Series A:
  2,000,000     BBB                5.750% due 12/1/16                                                2,067,500
  1,500,000     BBB                5.875% due 12/1/26                                                1,554,375
                              New Jersey EDA, First Mortgage:
                                 Cadbury Corp. Project, ACA-Insured, Series A:
    750,000     A                  5.500% due 7/1/18                                                   780,000
  1,250,000     A                  5.500% due 7/1/28                                                 1,296,875
                                 Fellowship Village, Series A:
  2,000,000     BBB-               5.500% due 1/1/18                                                 2,005,000
  2,500,000     BBB-               5.500% due 1/1/25                                                 2,493,750
  1,600,000     NR            New Jersey EDA, Industrial Revenue, State Plaza Park
                                 and Ride LP, 6.625% due 7/1/03(a)                                   1,686,000
  1,000,000     AAA           New Jersey EDA, Natural Gas Facilities Revenue,
                                 NUI Corp., Series A, AMBAC-Insured,
                                 6.350% due 10/1/22                                                  1,107,500
  6,390,000     Ba2*          New Jersey EDA, Special Facility Revenue, (Continental
                                 Airlines Inc. Project), 5.500% due 4/1/28(a)                        6,374,025
  1,200,000     A-1+          Puerto Rico Commonwealth Government Development,
                                 MBIA-Insured, 3.125% due 12/1/15                                    1,200,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    32,610,700
--------------------------------------------------------------------------------------------------------------
Life Care -- 0.8%
  1,000,000     Aaa*          New Jersey EDA, EDR, Eagle Rock Convalescent, Inc.,
                                 GNMA-Collateralized, 7.375% due 12/20/06                            1,090,000
    765,000     AAA           New Jersey Health Care Facilities Financing Authority
                                 Revenue, Spectrum for the Living, FHA-Insured,
                                 6.500% due 2/1/22                                                     827,156
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,917,156
--------------------------------------------------------------------------------------------------------------


                 See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)(continued)                September 30, 1998
================================================================================

    FACE
   AMOUNT        RATING                             SECURITY                                            VALUE
===============================================================================================================
Miscellaneous -- 4.9%
$   615,000      A              Atlantic City COP, Series 1991, (Public Facilities Lease
                                   Agreements Atlantic City Project), 8.875% due 1/15/13            $   877,912
  1,000,000      AAA            Essex County Improvement Authority Parking Facilities
                                   Revenue, AMBAC-Insured, 5.000% due 10/1/17                         1,020,000
    240,000      A+             The Hudson County Improvement Authority,
                                   (Essential Purpose Pooled Governmental Loan Project),
                                   Series 1986, 7.600% due 8/1/25                                       259,500
  1,750,000      AAA            Middlesex County COP, MBIA-Insured,
                                   5.000% due 2/15/19                                                 1,769,687
  1,515,000      Aaa*           Morristown Parking Authority, FSA-Insured,
                                   5.150% due 8/1/25                                                  1,539,619
  1,000,000      AAA            New Brunswick Parking Authority Revenue,
                                   City Guaranteed Parking, Series A, FGIC-Insured,
                                   6.500% due 9/1/19                                                  1,096,250
                                New Jersey EDA:
    480,000      NR               EDR, National Association of Accountants,
                                     7.650% due 7/1/09                                                  512,400
    400,000      VMIG1*             Natural Gas Facilities Revenue, NUI Corp. Project,
                                     AMBAC-Insured, Series A, 3.000% due 6/1/26(c)                      400,000
  1,000,000      NR               Waste Paper Recycling Revenue, (Marcal Paper Project),
                                     8.500% due 2/1/10(a)                                             1,193,750
  3,000,000      NR             New Jersey Sports and Expo Authority, Monmouth Park,
                                   Refunding, Series A, 8.000% due 1/1/25                             3,405,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     12,074,118
---------------------------------------------------------------------------------------------------------------
Pollution Control -- 3.2%
  1,950,000      B1*            Atlantic County Utilities Authority, Solid Waste Revenue,
                                   7.125% due 3/1/16                                                  1,998,750
                                Middlesex County, Pollution Control Authority Financing
                                   Revenue, Amerada Hess Corp.:
  1,000,000      NR                 7.875% due 6/1/22                                                 1,163,750
  2,000,000      NR                 6.875% due 12/1/22(b)                                             2,167,500
  2,245,000      NR             New Jersey EDA, Sewer Facility, Atlantic City Sewer Co.,
                                   7.250% due 12/1/11(a)                                              2,472,306
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,802,306
---------------------------------------------------------------------------------------------------------------
Solid Waste -- 1.7%
  2,500,000      Aa2*           Mercer County Improvement Authority, County
                                   Guaranteed Solid Waste Revenue, 5.750% due 9/15/16                 2,737,500
  1,250,000      Aa2*           New Jersey EDA, Solid Waste Revenue,
                                   Garden State Paper Co., 7.125% due 4/1/22                          1,326,563
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,064,063
---------------------------------------------------------------------------------------------------------------
Transportation -- 6.0%
    500,000      Aaa*           Delaware River Port Authority, PA & NJ Delaware River
                                   Bridges, Revenue Refunding, AMBAC-Insured,
                                   7.375% due 1/1/07                                                    514,740

                See Notes to Financial Statements
--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                 13

================================================================================
Schedule of Investments (unaudited)(continued)                September 30, 1998
================================================================================

    FACE
   AMOUNT         RATING                             SECURITY                                            VALUE
==============================================================================================================
Transportation -- 6.0% (continued)
$   800,000       Baa1*      Essex County Improvement Authority, Airport Project
                               Revenue, Series 92, 6.800% due 11/1/21(a)                            $  850,000
  1,000,000       Baa1*       New Jersey EDA Revenue, (American Airlines Inc. Project),
                               7.100% due 11/1/31(a)                                                 1,092,500
                             Port Authority of New York & New Jersey:
  1,500,000       AA-          67th Series, 6.875% due 1/1/25                                        1,567,500
                               Special Obligation Revenue:
  3,500,000       NR            5th Installment, 6.750% due 10/1/19(a)                               3,941,875
  2,000,000       AAA           96th Series, FGIC-Insured, 6.600% due 10/1/23(a)                     2,247,500
 10,000,000       AAA       Puerto Rico Commonwealth Highway & Transportation
                               Authority, Transportation Revenue, Series A,
                               AMBAC-Insured, zero coupon bond due 7/1/16                            4,400,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,614,115
--------------------------------------------------------------------------------------------------------------
Utilities -- 13.9%
    700,000       Baa1*       Beachwood Sewer Authority Revenue, Jr. Lien,
                               6.500% due 12/1/12                                                      761,250
  1,000,000       AAA       Bordentown Sewerage Authority Revenue, Series C,
                               MBIA-Insured, 6.900% due 12/1/16                                      1,082,500
                             Camden County Municipal Utilities Authority,
                               Sewer Revenue, FGIC-Insured:
  1,500,000       AAA           5.250% due 7/15/16                                                   1,565,625
  1,000,000       AAA           5.250% due 7/15/17                                                   1,040,000
  2,500,000       AAA       Hamilton Township, Atlantic County Municipal Utilities
                               Authority, FGIC-Insured, 5.000% due 8/15/17                           2,546,875
  1,385,000       AAA       Kearny Municipal Utilities Authority Revenue,
                               FGIC-Insured, 7.300% due 11/15/18                                     1,883,600
  1,000,000       AAA       Middlesex County Utilities Authority, Sewer Revenue,
                               Series A, MBIA-Insured, 6.250% due 8/15/10                            1,191,250
  1,000,000       AAA       New Jersey EDA, Natural Gas Facilities Revenue,
                               Series A, AMBAC-Insured, 6.250% due 8/1/24                            1,100,000
    750,000       AAA       Old Bridge Township Municipal Utilities Authority Revenue,
                               FGIC-Insured, 6.400% due 11/1/09                                        833,438
  1,000,000       AAA       Southeast Morris County Municipal Utilities Authority, Water
                               Revenue, Series A, FGIC-Insured, 6.500% due 1/1/11                    1,072,500
                             Union County Utility Authority:
                               Sr. Lease Obligation, Ogden Martin, Series A:
  4,000,000       AAA           5.000% due 6/1/23                                                    4,010,000
  5,000,000       AAA           5.350% due 6/1/23                                                    5,143,750
                               County Deficiency, Series A1:
  1,010,000       Aaa*             Zero coupon bond due 6/15/13                                        505,000
  1,010,000       Aaa*             Zero coupon bond due 6/15/14                                        482,275
  1,010,000       Aaa*             Zero coupon bond due 6/15/15                                        454,500
  1,010,000       Aaa*             Zero coupon bond due 6/15/16                                        433,037
  1,010,000       Aaa*             Zero coupon bond due 6/15/17                                        409,050
  1,010,000       Aaa*             Zero coupon bond due 6/15/18                                        388,850


                      See Notes to Financial Statements

--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)(continued)                September 30, 1998
================================================================================

  FACE
 AMOUNT       RATING                    SECURITY                                        VALUE
================================================================================================
Utilities --  13.9% (continued)
                           County Deficiency, Series A2:
$ 2,500,000   Aaa*             5.000% due 6/15/28                                     $2,503,125
  1,850,000   Aaa*             Zero coupon bond due 6/15/13                              925,000
  1,850,000   Aaa*             Zero coupon bond due 6/15/14                              883,375
  1,850,000   Aaa*             Zero coupon bond due 6/15/15                              832,500
  1,850,000   Aaa*             Zero coupon bond due 6/15/16                              793,187
  1,850,000   Aaa*             Zero coupon bond due 6/15/17                              749,250
  1,850,000   Aaa*             Zero coupon bond due 6/15/18                              712,250
                           County Deficiency, Series C1:
    275,000   Aaa*             Zero coupon bond due 6/15/13                              138,531
    275,000   Aaa*             Zero coupon bond due 6/15/14                              132,344
    275,000   Aaa*             Zero coupon bond due 6/15/15                              124,781
    280,000   Aaa*             Zero coupon bond due 6/15/16                              121,100
    275,000   Aaa*             Zero coupon bond due 6/15/17                              112,406
    275,000   Aaa*             Zero coupon bond due 6/15/18                              106,906
                           County Deficiency, Series C2:
    310,000   Aaa*             Zero coupon bond due 6/15/13                              156,163
    310,000   Aaa*             Zero coupon bond due 6/15/14                              149,187
    310,000   Aaa*             Zero coupon bond due 6/15/15                              140,663
    305,000   Aaa*             Zero coupon bond due 6/15/16                              131,912
    310,000   Aaa*             Zero coupon bond due 6/15/17                              126,713
    310,000   Aaa*             Zero coupon bond due 6/15/18                              120,512
------------------------------------------------------------------------------------------------
                                                                                      33,863,405
------------------------------------------------------------------------------------------------
Water & Sewer -- 1.5%
                         New Jersey EDA:
  1,610,000   AAA         Middlesex County Water Revenue, MBIA-Insured,
                             5.250% due 2/1/29(a)                                      1,646,225
  1,000,000   NR          Water Facilities Revenue, (American Water Co. Inc.
                             Project), Series 1991, 7.400% due 11/1/01(a)              1,066,250
                         Washington Township, New Jersey Municipal Utilities
                           Authority, Water & Sewer Revenue, Series A,
                           FGIC-Insured:
  1,055,000   Aaa*             Zero coupon bond due 12/15/20                             369,250
  1,055,000   Aaa*             Zero coupon bond due 12/15/21                             348,150
  1,055,000   Aaa*             Zero coupon bond due 12/15/26                             272,981
------------------------------------------------------------------------------------------------
                                                                                       3,702,856
------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost $227,786,070**)                                      $244,118,838
================================================================================================

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(b)  Security segregated by Custodian for open purchase commitment.
(c) Variable rate obligation payable at par on demand on no more than seven days notice.
 **  Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 16 and 17 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  15

================================================================================
Bonds Ratings (unaudited
================================================================================

All ratings are by Standard & Poor's Rating Services ("Standard & Poor's"), except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB      -- Bonds rated "BB"have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      -- Bonds rated "Aa" are judged to be of high quality by all standards.
           Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A       -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B       -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR      -- Indicates that the bond is not rated by either Standard & Poor's or
           Moody's.

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG    -- Association of Bay Area Governments
ACA     -- American Credit Association
AIG     -- American International Guaranty
AMBAC   -- American Municipal Bond Assurance Corporation
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
EDR     -- Economic Development Revenue
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Financing Security Assurance
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation Bonds
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
RIBS    -- Residual Interest Bonds
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  17

================================================================================
Statement of Assets and Liabilities (unaudited)   September 30, 1998
================================================================================

ASSETS:
   Investments, at value (Cost-- $227,786,070)                         $244,118,838
   Receivable for Fund shares sold                                          235,287
   Receivable for securities sold                                           117,224
   Interest receivable                                                    3,388,469
-----------------------------------------------------------------------------------
   Total Assets                                                         247,859,818
-----------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                       3,014,366
   Investment advisory fees payable                                          59,403
   Administration fees payable                                               43,171
   Payable to bank                                                           32,500
   Distribution fees payable                                                 22,434
   Accrued expenses                                                          63,225
-----------------------------------------------------------------------------------
   Total Liabilities                                                      3,235,099
-----------------------------------------------------------------------------------
Total Net Assets                                                       $244,624,719
===================================================================================
NET ASSETS:
   Par value of capital shares                                        $      17,844
   Capital paid in excess of par value                                  224,812,429
   Overdistributed net investment income                                   (156,767)
   Accumulated net realized gain from security transactions               3,618,445
   Net unrealized appreciation of investments                            16,332,768
-----------------------------------------------------------------------------------
Total Net Assets                                                       $244,624,719
===================================================================================
Shares Outstanding:
   Class A                                                               12,307,397
   --------------------------------------------------------------------------------
   Class B                                                                4,986,069
   --------------------------------------------------------------------------------
   Class L                                                                  551,126
   --------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                            $13.71
   --------------------------------------------------------------------------------
   Class B(*)                                                                $13.70
   --------------------------------------------------------------------------------
   Class L(**)                                                               $13.70
   --------------------------------------------------------------------------------
Maximum Public Offering Price Per Share
   Class A (net asset value plus 4.17% of net asset value per share)         $14.28
   --------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)         $13.84
===================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                 See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 1998

INVESTMENT INCOME:
   Interest                                                             $ 6,725,045
-----------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 4)                                               362,200
   Investment advisory fees (Note 4)                                        353,843
   Administration fees (Note 4)                                             235,895
   Shareholder and system servicing fees                                     43,288
   Shareholder communications                                                20,406
   Audit and legal                                                           19,554
   Registration fees                                                         10,028
   Pricing service fees                                                       9,525
   Directors' fees                                                            7,271
   Custody                                                                    6,369
   Other                                                                      3,761
-----------------------------------------------------------------------------------
   Total Expenses                                                         1,072,140
-----------------------------------------------------------------------------------
Net Investment Income                                                     5,652,905
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 5):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                                 74,333,553
     Cost of securities sold                                             72,171,249
-----------------------------------------------------------------------------------
   Net Realized Gain                                                      2,162,304
-----------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                                 13,623,222
     End of period                                                       16,332,768
-----------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                2,709,546
-----------------------------------------------------------------------------------
Net Gain on Investments                                                   4,871,850
-----------------------------------------------------------------------------------
Increase in Net Assets From Operations                                  $10,524,755
===================================================================================

                 See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  19

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 1998 (unaudited) and the Year Ended March 31, 1998


                                                     September 30,     March 31,
=================================================================================
OPERATIONS:
   Net investment income                           $   5,652,905    $  11,227,379
   Net realized gain                                   2,162,304        3,094,901
   Increase in net unrealized appreciation             2,709,546        6,771,520
---------------------------------------------------------------------------------
   Increase in Net Assets From Operations             10,524,755       21,093,800
---------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS
FROM (NOTE 3):
   Net investment income                              (5,844,371)     (11,457,998)
   Net realized gain                                          --       (1,015,534)
---------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                    (5,844,371)     (12,473,532)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                   17,089,579       26,651,401
   Net asset value of shares issued for
     reinvestment of dividends                         3,415,777        7,471,348
   Cost of shares reacquired                         (10,862,012)     (27,799,598)
---------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                           9,643,344        6,323,151
---------------------------------------------------------------------------------
Increase in Net Assets                                14,323,728       14,943,419
NET ASSETS:
   Beginning of period                               230,300,991      215,357,572
---------------------------------------------------------------------------------
   End of period/*/                                 $244,624,719     $230,300,991
=================================================================================
/*/ Includes undistributed (overdistributed) net
      investment income of:                            $(156,767)         $34,699
=================================================================================

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney New Jersey Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (g) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  21

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions,if any,are taxable to shareholders,and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration
   Agreement and Other Transactions

Mutual Management Corp. ("MMC"),a subsidiary of Salomon Smith Barney
Holdings Inc. ("SSBH"),acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

On October 8,1998,CFBDS,Inc.,became the Fund's distributor. Prior to that date,Salomon Smith Barney Inc. ("SSB"),another subsidiary of SSBH,was the Fund's distributor. SSB (as well as certain other broker-dealers) continues to sell Fund shares to the public as a member of the selling group.

On June 12,1998,the Portfolio's existing Class C shares were renamed Class L shares.Effective June 15,1998,Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"),which applies if redemption occurs within the first year of purchase.

There is also a CDSC of 4.50% on Class B shares,which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.

For the six months ended September 30,1998,SSB received sales charges of $169,000 and $11,000 on sales of the Fund's Class A and Class L shares, respectively. In addition,CDSC paid to SSB were approximately:

                                                       Class B           Class L
================================================================================
CDSCs                                                  $30,000            $2,000
================================================================================

Pursuant to a Distribution Plan,the Fund pays a service fee with respect to its Class A,B and L shares,calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition,the Fund pays a distribution fee with

--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended September 30, 1998, total Distribution Plan fees incurred were:

                                         Class A        Class B        Class L
================================================================================
Distribution Plan Fees                  $121,839       $216,995        $23,366
================================================================================

All officers and one Director of the Fund are employees of SSB.

5. Investments

During the six months ended September 30, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $76,998,965
--------------------------------------------------------------------------------
Sales                                                                 74,333,553
================================================================================

At September 30, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $16,332,768
Gross unrealized depreciation                                                 --
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $16,332,768
================================================================================

6. Capital Shares

At September 30, 1998, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At September 30, 1998, total paid-in capital amounted to the following for each class:

                                           Class A       Class B        Class L
================================================================================
Total Paid-in Capital                   $151,604,065   $65,928,450    $7,297,758
================================================================================

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  23

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                       Six Months Ended                 Year Ended
                                      September 30, 1998              March 31, 1998
                                     --------------------          --------------------------
                                     Shares        Amount          Shares          Amount
=============================================================================================
Class A
Shares sold                          840,259    $ 11,363,596       1,254,490    $ 16,808,489
Shares issued on reinvestment        173,403       2,342,521         382,956       5,097,645
Shares redeemed                     (485,857)     (6,559,777)     (1,331,406)    (17,702,432)
---------------------------------------------------------------------------------------------
Net Increase                         527,805    $  7,146,340         306,040    $  4,203,702
=============================================================================================
Class B
Shares sold                          307,219    $  4,149,883         609,600    $  8,121,587
Shares issued on reinvestment         71,408         964,095         163,158       2,170,492
Shares redeemed                     (286,883)     (3,870,013)       (696,778)     (9,268,625)
---------------------------------------------------------------------------------------------
Net Increase                          91,744    $  1,243,965          75,980    $  1,023,454
=============================================================================================
Class L+
Shares sold                          116,644    $  1,576,100         128,843    $  1,721,325
Shares issued on reinvestment          8,088         109,161          15,280         203,211
Shares redeemed                      (31,875)       (432,222)        (62,246)       (828,541)
---------------------------------------------------------------------------------------------
Net Increase                          92,857    $  1,253,039          81,877    $  1,095,995
=============================================================================================

+     On June 12, 1998, Class C shares were renamed Class L shares.

--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Higlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended March 31 except where noted:

Class A Shares                      1998(1)          1998         1997         1996         1995            1994
===================================================================================================================
Net Asset Value,
  Beginning of Period                $13.44         $12.92       $12.88       $12.62       $12.55          $13.16
-------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (2)            0.34           0.70         0.70         0.70         0.70            0.70
  Net realized and
     unrealized gain (loss)            0.28           0.59         0.02         0.26         0.07           (0.46)
-------------------------------------------------------------------------------------------------------------------
Total Income From Operations           0.62           1.29         0.72         0.96         0.77            0.24
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.35)         (0.71)       (0.68)       (0.70)       (0.70)          (0.70)
  Net realized gains                     --          (0.06)          --           --           --           (0.15)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.35)         (0.77)       (0.68)       (0.70)       (0.70)          (0.85)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                      $13.71         $13.44       $12.92       $12.88       $12.62          $12.55
-------------------------------------------------------------------------------------------------------------------
Total Return                           4.65%++       10.20%        5.74%        7.77%        6.37%           1.66%
-------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)             $169           $158         $148         $154         $107            $120
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                         0.74%+         0.75%        0.76%        0.84%        0.88%*          0.83%
  Net investment income                4.96+          5.22         5.44         5.41         5.61            5.17
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  32%            55%          36%          22%          32%             32%
===================================================================================================================

(1)   For the six months ended September 30, 1998 (unaudited).
(2) The investment adviser waived all or part of its fees in the year ended March 31, 1994. If such fees were not waived, the per share decrease to net investment income would have been $0.01 and the expense ratio would have been 0.88%.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 0.89% for the year ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  25

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended March 31 except where noted:

Class B Shares                       1998(1)         1998         1997         1996         1995            1994
===================================================================================================================
Net Asset Value,
  Beginning of Period                $13.44         $12.92       $12.88       $12.62       $12.55          $13.16
-------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (2)            0.30           0.63         0.64         0.63         0.63            0.64
  Net realized and
     unrealized gain (loss)            0.27           0.59         0.02         0.26         0.06           (0.47)
-------------------------------------------------------------------------------------------------------------------
Total Income From Operations           0.57           1.22         0.66         0.89         0.69            0.17
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.31)         (0.64)       (0.62)       (0.63)       (0.62)          (0.63)
  Net realized gains                     --          (0.06)          --          --            --           (0.15)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.31)         (0.70)       (0.62)       (0.63)       (0.62)          (0.78)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                      $13.70         $13.44       $12.92       $12.88       $12.62          $12.55
-------------------------------------------------------------------------------------------------------------------
Total Return                           4.31%++        9.66%        5.23%        7.20%        5.76%           1.15%
-------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)              $68,326        $65,773      $62,249      $63,272      $55,334         $48,375
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                         1.27%+         1.27%        1.28% $      1.36%        1.39%(*)        1.36%
  Net investment income                4.43+          4.70         4.92         4.90         5.09            4.64
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  32%            55%          36%          22%          32%             32%
===================================================================================================================

(1) For the six months ended September 30, 1998 (unaudited).
(2) The investment adviser waived all or part of its fees in the year ended March 31, 1994. If such fees were not waived, the per share decrease to net investment income would have been $0.01 and the expense ratio would have been 1.41%.
* Expense ratio excludes interest expense. Expense ratio including interest expense would have been 1.40% for the year ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
26                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended March 31 except where noted:

Class L Shares(1)                              1998(2)         1998        1997       1996    1995(3)
======================================================================================================
Net Asset Value, Beginning of Period           $13.43        $12.92      $12.88     $12.62     $11.86
------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                          0.30          0.61        0.63       0.62       0.20
  Net realized and unrealized gain               0.27          0.59        0.02       0.27       0.74
------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.57          1.20        0.65       0.89       0.94
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.30)        (0.63)      (0.61)     (0.63)     (0.18)
  Net realized gains                               --         (0.06)         --         --        --
------------------------------------------------------------------------------------------------------
Total Distributions                             (0.30)        (0.69)      (0.61)     (0.63)     (0.18)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $13.70        $13.43      $12.92     $12.88     $12.62
------------------------------------------------------------------------------------------------------
Total Return                                     4.33%++       9.50%       5.17%      7.17%      8.01%++
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $7,548        $6,153      $4,861     $3,812       $248
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.32%+        1.39%       1.32%      1.41%      1.44%+
  Net investment income                          4.38+         4.58        4.88       4.82       5.05+
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            32%          55%          36%        22%        32%
======================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.
(2)   For the six months ended September 30, 1998 (unaudited).
(3)   For the period from December 13, 1994 (inception date) to March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  27

                     [This page intentionally left blank]

                                  SalomonSmithBarney
                        ----------------------------
                        A member of Citigroup [LOGO]


Directors                             Investment Adviser
Herbert Barg                          and Administrator
Alfred J. Bianchetti                  Mutual Management Corp.
Martin Brody
Dwight B. Crane                       Distributor
Burt Dorsett                          CFBDS, Inc.
Elliot Jaffe
Stephen E. Kaufman                    Custodian
Joseph J. McCann                      PNC Bank, N.A.
Heath B. McLendon, Chairman
Cornelius Rose                        Shareholder
                                      Servicing Agent
James J. Crisona, Emeritus            First Data Investor Services Group, Inc.
                                      P.O. Box 9134
Officers                              Boston, MA 02205-9134
Heath B. McLendon
President and
Chief Executive Officer               This report is submitted for the general
                                      information of the shareholders of Smith
                                      Barney New Jersey Municipals Fund Inc. It
Lewis E. Daidone                      is not authorized for distribution to
Senior Vice President                 prospective investors unless accompanied
and Treasurer                         or preceded by a current Prospectus for
                                      the Fund, which contains information
Lawrence T. McDermott                 concerning the Fund's investment policies
Vice President                        and expenses as well as other pertinent
and Investment Officer                information.

Thomas M. Reynolds
Controller                            Salomon Smith Barney is a service mark
                                      of Salomon Smith Barney Inc.
Christina T. Sydor
Secretary                             Smith Barney New Jersey
                                      Municipals Fund Inc.
                                      388 Greenwich Street, MF-2
                                      New York, New York 10013


                                      www.smithbarney.com

                                      FD0450 11/98